Since Inception [Member] Expense Example - Putnam Retirement Advantage 2050 Fund	Aug. 31, 2025 USD ($)
Class R5
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,664
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	652
Expense Example, with Redemption, 3 Years	816
Expense Example, with Redemption, 5 Years	1,236
Expense Example, with Redemption, 10 Years	2,406
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	258
Expense Example, with Redemption, 3 Years	490
Expense Example, with Redemption, 5 Years	1,093
Expense Example, with Redemption, 10 Years	2,541
Class R
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	122
Expense Example, with Redemption, 3 Years	381
Expense Example, with Redemption, 5 Years	912
Expense Example, with Redemption, 10 Years	2,369
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	56
Expense Example, with Redemption, 3 Years	176
Expense Example, with Redemption, 5 Years	567
Expense Example, with Redemption, 10 Years	1,664
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	46
Expense Example, with Redemption, 3 Years	144
Expense Example, with Redemption, 5 Years	513
Expense Example, with Redemption, 10 Years	1,553
Class R3
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	97
Expense Example, with Redemption, 3 Years	303
Expense Example, with Redemption, 5 Years	780
Expense Example, with Redemption, 10 Years	2,103
Class R4
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	72
Expense Example, with Redemption, 3 Years	225
Expense Example, with Redemption, 5 Years	649
Expense Example, with Redemption, 10 Years	$ 1,833